Basis Of Presentation And Significant Accounting Policies Office Equipment (Details)	Sep. 30, 2013	Dec. 31, 2012
Basis Of Presentation And Significant Accounting Policies Office Equipment
Office equipment minimum useful life	5	5
Office equipment maximum useful life	7	7
Buildings and improvements	0	30
Machinery and equipment minimum useful life	0	5
Machinery and equipment maximum useful life	0	7